Income Tax Expense (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Operating Loss Carryforwards [Line Items]
TCJA Effective U.S. Federal Tax Rate	0.210
Income Tax Examination, Penalties and Interest Accrued	$ 243	$ 360
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	1,118
Uncertain Tax Liability Resulting From IRS Notice	40,000
Deferred Tax Assets, Tax Credit Carryforwards	2,547
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	$ 2,871	$ 3,142
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	12.50%	12.50%	19.00%
Current Federal Tax Expense (Benefit)	$ 5,036	$ 2,627	$ 2,596
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 29,543	$ 13,693	$ 11,837
Effective Income Tax Rate, Continuing Operations	18.20%	17.40%	17.80%
Unrecognized Tax Benefits	$ 875	$ 2,314	$ 2,500
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	498,681	369,470	354,982
Current State and Local Tax Expense (Benefit)	9,971	12,484	7,727
Current Income Tax Expense (Benefit)	81,639	71,878	84,793
Deferred Federal Income Tax Expense (Benefit)	(899)	(546)	(280)
Deferred State and Local Income Tax Expense (Benefit)	2,363	2,836	2,656
Increase (Decrease) in Deferred Income Taxes	9,237	(7,484)	(21,433)
Income Tax Expense (Benefit)	$ 90,876	$ 64,394	$ 63,360
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	2.00%	3.10%	2.30%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	0.50%	0.40%	0.10%
Effective Tax Rate Reconciliation, Increase (decrease) in Valuation Allowances	(0.30%)	0.00%	0.10%
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Percent	(0.50%)	(0.60%)	(0.50%)
Effective Income Tax Rate Reconciliation, Tax Credits, Foreign	(0.60%)	(0.20%)	(0.20%)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	6.90%	4.50%	0.00%
Effective Tax Rate Reconciliation, UK Tax Rate Differential	0.00%	0.00%	4.10%
Effective Income Tax Rate Reconciliation, Deductions, Qualified Production Activities	0.00%	0.00%	(0.80%)
Effective Income Tax Rate Reconciliation, Tax Expense (Benefit), Share-based Payment Arrangement, Percent	(2.80%)	(2.20%)	(1.80%)
Effective Tax Reconciliation, deferred tax assets and liabilities	0.10%	(0.60%)	(10.30%)
Change in Effective Income Tax US Transition tax	0.00%	(0.30%)	4.90%
U.S. tax reform impact GILTI and FDII	0.10%	0.30%	0.00%
Effective Tax Rate Reconciliation, acquisitions and divestitures	0.00%	0.00%	0.50%
Capitalized Interest Costs- Effective tax rate	0.10%	0.50%	0.00%
Effective Income Tax Rate Reconciliation, Other Adjustments	0.20%	0.00%	0.40%
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	$ 176	$ 178
Unrecognized Tax Benefits, Decrease Resulting from Current Period Tax Positions	(1,570)	(186)
Unrecognized Tax Benefits, Decrease Resulting from Foreign Currency Translation	(45)	(178)
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits	12,560	14,275
Deferred Tax Assets, Operating Loss Carryforwards	10,942
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	5,490	4,858
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Self Insurance	3,620	3,187
Deferred Tax Assets, Deferred Income	11,316	7,509
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Allowance for Doubtful Accounts	1,820	1,386
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Pensions	2,273	3,364
Deferred Tax Assets, Operating leases	28,945	0
Deferred Tax Liabilities, Leasing Arrangements	29,268	0
Deferred Tax Assets, Other	6,024	7,707
Deferred Tax Assets, Gross, Current	91,068	64,623
Deferred Tax Assets, Valuation Allowance	13,891	13,478	$ 13,596	$ 16,366
Deferred Tax Assets, Net of Valuation Allowance	77,177	51,145
Deferred Tax Liabilities, Property, Plant and Equipment	68,179	61,060
Deferred Tax Liabilities, Goodwill and Intangible Assets, Intangible Assets	129,951	128,479
Deferred Tax and Other Liabilities, Noncurrent	2,078	2,197
Deferred tax liabilities, net of deferred tax assets	229,476	191,736
Deferred Tax Liabilities	(152,299)	(140,591)
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	41,450
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	2,042
Valuation Allowance, Deferred Tax Asset, Change in Amount	413
Deferred Tax Assets, Operating Loss Carryforwards	16,149	19,195
Undistributed Earnings of Foreign Subsidiaries	1,600,000
Costa Rica Exempt thorugh 2025 and partially exempt through 2029 [Member]
Operating Loss Carryforwards [Line Items]
Income Tax Holiday, Aggregate Dollar Amount	$ 1,900
Income Tax Holiday, Income Tax Benefits Per Share | $ / shares	$ 0.02
UNITED STATES
Operating Loss Carryforwards [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	$ 325,522	235,405	203,872
Current Foreign Tax Expense (Benefit)	42,032	29,943	47,728
Deferred Foreign Income Tax Expense (Benefit)	10,073	5,775	(15,728)
Other Foreign Entities [Member]
Operating Loss Carryforwards [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	143,616	120,372	139,273
Current Foreign Tax Expense (Benefit)	24,600	26,824	26,742
Deferred Foreign Income Tax Expense (Benefit)	(2,300)	$ (15,549)	$ (8,081)
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Tax Cuts and Jobs Act, Incomplete Accounting, Provisional Income Tax Expense (Benefit)	$ 15,000